Bank borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Bank borrowings	$ 19,924,000	$ 11,324,000
Net interest expense capitalized	$ 890,000	$ 470,000	$ 0
Minimum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	15.00%
Maximum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	30.00%